Consolidated Statements of Cash Flows - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Loss for the year	£ (30,682)	£ (21,412)	£ (13,840)
Adjustments for:
Income tax credit	(5,493)	(4,239)	(4,223)
Amortization and depreciation	890	718	371
Finance income	(246)	(1,049)	(1,065)
Interest expense on lease liabilities	26	21
Share-based payments	4,305	3,226	1,795
Net foreign exchange losses (gains)	3,481	1,006	(2,959)
Cash flows from (used in) operations before changes in working capital	(27,719)	(21,750)	(19,921)
Movements in working capital:
(Increase) decrease in prepayments, accrued income and other receivables	(9)	(2,452)	817
(Decrease) increase in trade payables	(155)	(43)	1,335
Increase in payroll taxes, social security and accrued expenditure	2,112	393	1,321
Movements in working capital	1,948	(2,102)	3,473
Cash used in operations	(25,771)	(23,852)	(16,448)
Net income tax received	4,152	19	4,224
Net cash used in operating activities	(21,619)	(23,833)	(12,224)
Cash flows from investing activities
Interest received	319	1,116	973
Payments for property, plant and equipment	(361)	(46)	(210)
Payments for intangible assets	(1,271)	(1,215)	(1,414)
Net cash used in investing activities	(1,313)	(145)	(651)
Cash flows from financing activities
Payments of lease liabilities	(297)	(197)
Proceeds from lease incentives received		25
Proceeds from issue of share capital - exercise of share options	15	125	207
Proceeds from issue of share capital	66,581
Share issue expenses	(4,499)
Net cash from (used in) financing activities	61,800	(47)	207
Net increase (decrease) in cash and cash equivalents	38,868	(24,025)	(12,668)
Cash and cash equivalents at beginning of year	51,962	76,972	86,703
Effect of exchange rate changes on cash and cash equivalents	(3,474)	(985)	2,937
Cash and cash equivalents at end of year	£ 87,356	£ 51,962	£ 76,972